Leases - Other supplemental (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Leases
Cash payments for operating leases	¥ 2,041,347	$ 279,663	¥ 1,075,598	¥ 534,784
ROU assets obtained in exchange for new operating lease liabilities	¥ 2,968,352	$ 406,663	¥ 3,918,460	¥ 1,068,063